PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 95.9%
Common Stocks
Aerospace & Defense — 0.7%
HEICO Corp. (Class A Stock)	18,840	$2,159,441
Airlines — 0.7%
Delta Air Lines, Inc.*	77,460	2,173,528
Banks — 2.0%
East West Bancorp, Inc.	38,803	2,605,233
First Republic Bank	14,864	1,940,495
SVB Financial Group*(a)	3,843	1,290,403
		5,836,131
Beverages — 1.2%
Constellation Brands, Inc. (Class A Stock)	14,603	3,354,017
Biotechnology — 5.6%
Alnylam Pharmaceuticals, Inc.*	18,042	3,611,287
Exact Sciences Corp.*	31,856	1,035,001
Exelixis, Inc.*	113,373	1,777,689
Horizon Therapeutics PLC*	57,104	3,534,166
Natera, Inc.*	37,365	1,637,334
Neurocrine Biosciences, Inc.*	23,617	2,508,362
Seagen, Inc.*	15,288	2,091,857
		16,195,696
Building Products — 2.7%
Advanced Drainage Systems, Inc.	16,594	2,063,796
Trane Technologies PLC	39,726	5,752,722
		7,816,518
Capital Markets — 7.5%
Ares Management Corp. (Class A Stock)	48,567	3,008,726
FactSet Research Systems, Inc.(a)	5,074	2,030,158
LPL Financial Holdings, Inc.	26,858	5,867,936
Morningstar, Inc.	9,045	1,920,434
MSCI, Inc.	9,832	4,147,039
S&P Global, Inc.	8,187	2,499,900
Tradeweb Markets, Inc. (Class A Stock)	40,749	2,299,059
		21,773,252
Commercial Services & Supplies — 1.9%
Copart, Inc.*	50,733	5,397,991
Communications Equipment — 2.0%
Arista Networks, Inc.*	33,669	3,800,894
F5, Inc.*	13,444	1,945,750
		5,746,644
Construction & Engineering — 2.4%
AECOM	21,682	1,482,398
Quanta Services, Inc.(a)	43,223	5,506,178
		6,988,576
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.*	21,551	1,242,415
Electrical Equipment — 2.0%
AMETEK, Inc.	30,457	3,454,128
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Hubbell, Inc.	10,741	$2,395,243
		5,849,371
Electronic Equipment, Instruments & Components — 2.3%
Keysight Technologies, Inc.*	21,167	3,330,839
Teledyne Technologies, Inc.*	4,870	1,643,479
Zebra Technologies Corp. (Class A Stock)*	6,986	1,830,402
		6,804,720
Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	40,556	850,054
Entertainment — 1.7%
ROBLOX Corp. (Class A Stock)*(a)	39,197	1,404,820
Take-Two Interactive Software, Inc.*	32,552	3,548,168
		4,952,988
Health Care Equipment & Supplies — 6.5%
Cooper Cos., Inc. (The)	9,278	2,448,464
Dexcom, Inc.*	58,656	4,724,154
Hologic, Inc.*(a)	46,603	3,006,826
IDEXX Laboratories, Inc.*	4,352	1,417,882
Insulet Corp.*	15,806	3,625,896
ResMed, Inc.(a)	16,607	3,625,308
		18,848,530
Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc.*	45,433	3,551,952
Amedisys, Inc.*(a)	21,120	2,044,205
Centene Corp.*	49,973	3,888,399
Guardant Health, Inc.*(a)	13,010	700,328
McKesson Corp.	10,311	3,504,400
		13,689,284
Hotels, Restaurants & Leisure — 5.7%
Aramark	91,771	2,863,255
Booking Holdings, Inc.*	678	1,114,096
Chipotle Mexican Grill, Inc.*(a)	4,222	6,344,653
Hilton Worldwide Holdings, Inc.	42,504	5,126,833
Royal Caribbean Cruises Ltd.*(a)	32,350	1,226,065
		16,674,902
Household Durables — 0.9%
Garmin Ltd.	14,863	1,193,647
Helen of Troy Ltd.*	14,202	1,369,641
		2,563,288
Insurance — 1.2%
Progressive Corp. (The)	29,338	3,409,369
Interactive Media & Services — 0.6%
Bumble, Inc. (Class A Stock)*(a)	82,431	1,771,442
Internet & Direct Marketing Retail — 0.4%
Chewy, Inc. (Class A Stock)*(a)	38,026	1,168,159
IT Services — 3.3%
Global Payments, Inc.	23,528	2,542,201
Globant SA*(a)	16,504	3,087,568
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PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
MongoDB, Inc.*(a)	13,100	$2,601,136
Remitly Global, Inc.*	125,841	1,399,352
		9,630,257
Life Sciences Tools & Services — 3.7%
10X Genomics, Inc. (Class A Stock)*(a)	26,473	753,951
Agilent Technologies, Inc.	39,825	4,840,729
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	64,329	1,642,319
Mettler-Toledo International, Inc.*	3,239	3,511,465
		10,748,464
Machinery — 2.7%
Ingersoll Rand, Inc.	60,180	2,603,387
ITT, Inc.	30,448	1,989,472
Toro Co. (The)(a)	36,979	3,197,944
		7,790,803
Media — 1.4%
Trade Desk, Inc. (The) (Class A Stock)*(a)	68,454	4,090,127
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	47,767	1,305,472
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	37,053	6,147,463
EOG Resources, Inc.	33,120	3,700,498
		9,847,961
Pharmaceuticals — 2.6%
Catalent, Inc.*(a)	30,587	2,213,275
Jazz Pharmaceuticals PLC*	19,585	2,610,485
Royalty Pharma PLC (Class A Stock)	66,168	2,658,630
		7,482,390
Professional Services — 0.8%
Equifax, Inc.	12,887	2,209,218
Road & Rail — 0.8%
Old Dominion Freight Line, Inc.(a)	9,094	2,262,314
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	23,097	1,463,426
Enphase Energy, Inc.*	4,120	1,143,176
Entegris, Inc.	31,815	2,641,281
Marvell Technology, Inc.	53,003	2,274,359
SolarEdge Technologies, Inc.*(a)	8,099	1,874,595
Teradyne, Inc.	24,664	1,853,500
Wolfspeed, Inc.*	23,481	2,426,996
		13,677,333
Software — 13.4%
Atlassian Corp. PLC (Class A Stock)*	7,308	1,538,992
Cadence Design Systems, Inc.*	33,501	5,475,068
Clear Secure, Inc. (Class A Stock)*(a)	31,724	725,211
Confluent, Inc. (Class A Stock)*(a)	76,977	1,829,743
Crowdstrike Holdings, Inc. (Class A Stock)*	29,448	4,853,325
Datadog, Inc. (Class A Stock)*	20,089	1,783,501
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Five9, Inc.*(a)	19,493	$1,461,585
HashiCorp, Inc. (Class A Stock)*(a)	34,926	1,124,268
HubSpot, Inc.*	8,287	2,238,485
Palo Alto Networks, Inc.*	28,746	4,708,307
Procore Technologies, Inc.*(a)	38,410	1,900,527
Synopsys, Inc.*	19,577	5,980,969
Zoom Video Communications, Inc. (Class A Stock)*(a)	38,435	2,828,432
Zscaler, Inc.*(a)	16,015	2,632,386
		39,080,799
Specialty Retail — 4.2%
AutoZone, Inc.*(a)	1,692	3,624,145
Burlington Stores, Inc.*	23,412	2,619,569
CarMax, Inc.*(a)	22,395	1,478,518
National Vision Holdings, Inc.*(a)	41,720	1,362,158
Tractor Supply Co.(a)	17,610	3,273,347
		12,357,737
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.*	4,926	1,377,113
Trading Companies & Distributors — 0.6%
Air Lease Corp.	58,824	1,824,132

Total Long-Term Investments (cost $265,365,329)		278,950,436
Short-Term Investments — 22.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	10,879,821	10,879,821
PGIM Institutional Money Market Fund (cost $54,148,870; includes $53,987,811 of cash collateral for securities on loan)(b)(wa)	54,243,163	54,205,193

Total Short-Term Investments (cost $65,028,691)		65,085,014

TOTAL INVESTMENTS—118.3% (cost $330,394,020)		344,035,450

Liabilities in excess of other assets — (18.3)%		(53,276,619)

Net Assets — 100.0%		$290,758,831

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,308,203; cash collateral of $53,987,811 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

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PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3